Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 6:- FAIR VALUE MEASUREMENTS

In accordance with ASC 820 “Fair Value Measurements and Disclosures”, the Company measures its short-term investment at fair value. Short-term investments are classified within Level 1 as the valuation inputs are valuations based on quoted prices in active markets for identical assets.

The Company’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2024
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Short-term investment	$5	$5	$-	$-

	December 31, 2023
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Short-term investment	$19	$19	$-	$-